Regulatory Matters, Commitments, Contingencies And Environmental Liabilities Regulatory Matters, Commitments, Contingencies And Environmental Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Matters, Commitments, Contingencies And Environmental Liabilities [Abstract]
Schedule of Rent Expense [Table Text Block]
We have certain non-cancelable leases for property and equipment, which require fixed monthly rental payments and expire at various dates through 2058. The table below reflects rental expense under these operating leases included in operating expenses in the accompanying statements of operations, which include contingent rentals, and rental expense recovered through related sublease rental income:

	Years Ended December 31,
	2015	2014	2013
Rental expense(1)	$225	$159	$151
Less: Sublease rental income	(16)	(26)	(24)
Rental expense, net	$209	$133	$127

(1)	Includes contingent rentals totaling $26 million, $24 million and $22 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Environmental Exit Costs by Cost [Table Text Block]

	December 31,
	2015	2014
Current	$42	$41
Non-current	326	360
Total environmental liabilities	$368	$401

Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease commitments for such leases are:

Years Ending December 31:
2016	$121
2017	114
2018	103
2019	96
2020	97
Thereafter	602
Future minimum lease commitments	1,133
Less: Sublease rental income	(34)
Net future minimum lease commitments	$1,099